Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Net receivable from canceled derivative contracts					$ 7,000,000	$ 7,000,000
Amount of general unsecured claims from termination agreements		51,000,000			51,000,000
Maximum value of distributions from contingency claim					51,000,000
Distribution received under termination agreement	25,000,000
Recovery of bankruptcy claim included in gains (losses) on oil and natural gas derivatives			$ 18,277,000	$ 18,277,000